OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT LIABILITIES
Schedule of other non current liabilities

	December 31,	December 31,
	2016	2017

Financial liabilities
-Long-term payables for mining rights	789,420	749,761
-Other financial liabilities	300	19,300
	789,720	769,061

Obligations in relation to early retirement schemes (Note (i))	674,835	900,924
Deferred government grants	1,466,656	1,406,122
Deferred gain relating to sales and leaseback agreements (Note (ii))	193,724	176,774
Provision for rehabilitation	106,769	113,672
Others	6,037	5,837
	2,448,021	2,603,329

	3,237,741	3,372,390

Schedule of obligations in relation to retirement benefits under the Group's early retirement schemes

	2016	2017

As at January 1,	1,147,320	996,598
Provision made during the year (note 29)	132,044	767,632
Interest costs	84,616	17,618
Payment during the year	(367,382)	(343,408)

As at December 31,	996,598	1,438,440

Non-current	674,835	900,924
Current (note 22)	321,763	537,516

	996,598	1,438,440